UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca                New York, NY            05/15/08
       ------------------------   --------------------------  ---------------
             [Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              11
                                               -------------

Form 13F Information Table Value Total:           $65,345
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






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
                                                  FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ---------------- --------- --------  ----------------------- ---------- ---------- -----------------
                                                          VALUE      SHRS OR   SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
----------------------------  ---------------- --------- --------  ----------  ---  ------ ---------- ---------- ------- ------ ----

BUNGE LIMITED                 COM              G16962105    1,512      17,400  SH             SOLE                 17,400   0     0
COMPANHIA SIDERURGICA NACION  SPONSORED ADR    20440W105      867      24,100  SH             SOLE                 24,100   0     0
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR    204448104      959      14,000  SH             SOLE                 14,000   0     0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS   344419106     5373     128,608  SH             SOLE                128,608   0     0
ISHARES TR                    MSCI EMERG MKT   464287234   53,080     395,000  SH    PUT      SOLE                395,000   0     0
MECHEL OAO                    SPONSORED ADR    583840103      762       6,700  SH             SOLE                  6,700   0     0
MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109       61         800  SH             SOLE                    800   0     0
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109       57       1,900  SH             SOLE                  1,900   0     0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    1,705      16,700  SH             SOLE                 16,700   0     0
PHILIPPINE LONG DISTANCE TEL  SPONSORED ADR    718252604       53         800  SH             SOLE                    800   0     0
SADIA S A                     SPON ADR PFD     786326108      916      51,500  SH             SOLE                 51,500   0     0
